EQUITY-BASED AND OTHER COMPENSATION (Estimated Forfeiture Factors) (Details)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum [Member] | Non-Dividend Paying RSU Awards Granted Prior To 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture factors rate (as a percent)	38.00%	38.00%	38.00%
Minimum [Member] | Non-Dividend Paying RSU Awards Granted From 2010 To 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture factors rate (as a percent)	8.00%	11.00%	11.00%
Minimum [Member] | Dividend Paying RSU Awards Granted In 2010 And 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture factors rate (as a percent)	8.00%	8.00%	8.00%
Maximum [Member] | Non-Dividend Paying RSU Awards Granted Prior To 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture factors rate (as a percent)	39.00%	39.00%	39.00%
Maximum [Member] | Non-Dividend Paying RSU Awards Granted From 2010 To 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture factors rate (as a percent)	30.00%	30.00%	30.00%
Maximum [Member] | Dividend Paying RSU Awards Granted In 2010 And 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture factors rate (as a percent)	25.00%	25.00%	25.00%